INVESTMENTS IN DIRECT FINANCING LEASES (Details)	1 Months Ended	6 Months Ended
	Jul. 31, 2016	Jun. 30, 2016 vessels vessel Rate	Jul. 01, 2016 Rate	Feb. 29, 2016 vessel	Dec. 31, 2015 vessels vessel
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Number of VLCCs		12
Number of Suezmax crude oil carriers		2
Term of charters, minimum (in years)		4 years
Term of charters, maximum (in years)		11 years
Number of offshore supply vessels chartered on long-term bareboat charters | vessel		1
Term of lease or charter		15 years
Related Party Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties		15			16
Deep Sea [Member]
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Joint Venture, Ownership Percentage | Rate		50.00%
Related Party Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties | vessel		1		1	1
Subsequent Event [Member] | Deep Sea [Member]
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Term of lease or charter	3 years
Related Party Transaction [Line Items]
Profit sharing percentage | Rate			50.00%